Sector Specific Funds III

Scudder RREEF Real Estate Securities Fund

Supplement to the currently effective Statements of Additional Information

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For the above-noted fund, the following  information  revises the "Management of the Fund" section of the Fund's current Statement of Additional Information in connection with the addition of Asad Kazim to the portfolio management team.

Fund Ownership of Portfolio Managers. The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all Scudder Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end, except for Mr. Kazim, whose information is provided as of August 31, 2005.

                                              Dollar Range of            Dollar Range of All Scudder Fund
Name of Portfolio Manager                    Fund Shares Owned                     Shares Owned
-------------------------                    -----------------                     ------------
John F. Robertson                           $100,001 - $500,000                 $100,001 - $500,000
Jerry W. Ehlinger                                    $0                                 $0
John W. Vojticek                                     $0                                 $0
Asad Kazim                                      $1 - $10,000                       $1 - $10,000

Conflicts of Interest. In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end, except for Mr. Kazim, whose information is provided as of August 31, 2005.

Other SEC Registered Investment Companies Managed:

                                     Number of     Total Assets of
                                    Registered        Registered       Number of Investment    Total Assets of
                                    Investment        Investment      Company Accounts with      Performance-
Name of Portfolio Manager            Companies        Companies       Performance-Based Fee   Based Fee Accounts
-------------------------            ---------        ---------       ---------------------   ------------------
Jerry W. Ehlinger                        7          $3,491,164,204              0                     $0
John F. Robertson                        7          $3,491,164,204              0                     $0
John W. Vojticek                         7          $3,491,164,204              0                     $0
Asad Kazim                               6          $3,747,581,889              0                     $0


Other Pooled Investment Vehicles Managed:

                                                                         Number of Pooled
                                     Number of                          Investment Vehicle
                                      Pooled       Total Assets of        Accounts with        Total Assets of
                                    Investment    Pooled Investment        Performance-          Performance-
Name of Portfolio Manager            Vehicles          Vehicles             Based Fee         Based Fee Accounts
-------------------------            --------          --------             ---------         ------------------

Jerry W. Ehlinger                       10           $730,453,711               2                $49,423,274
John F. Robertson                       10           $730,453,711               2                $49,423,274
John W. Vojticek                        10           $730,453,711               2                $49,423,274
Asad Kazim                              11           $807,417,521               2                $46,349,831

Other Accounts Managed:

                                                                         Number of Other
                                                                          Accounts with        Total Assets of
                                     Number of      Total Assets of        Performance-       Performance-Based
Name of Portfolio Manager          Other Accounts   Other Accounts          Based Fee            Fee Accounts
-------------------------          --------------   --------------          ---------            ------------

Jerry W. Ehlinger                        48         $3,874,508,834              4                $501,610,057
John F. Robertson                        48         $3,874,508,834              4                $501,610,057
John W. Vojticek                         48         $3,874,508,834              4                $501,610,057
Asad Kazim                               48         $3,799,999,632              4                $602,430,183

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor, including other client accounts managed by the Fund's portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund and the other clients.

To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

















               Please Retain this Supplement for Future Reference















January 6, 2006